Consolidated Investment Entities - Fair Value Hierarchy (Details) (Assets measured on recurring basis, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 8,078.6	$ 6,931.3	$ 5,160.2
Liabilities	4,448.1	3,829.4	2,057.1
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,054.8	440.8	137.0
Liabilities	0	0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,043.1	3,559.3	2,162.9
Liabilities	0	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,980.7	2,931.2	2,860.3
Liabilities	4,448.1	3,829.4	2,057.1
VOEs | Cash and cash equivalents
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	53.9	80.2	38.7
VOEs | Cash and cash equivalents | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	53.9	80.2	38.7
VOEs | Cash and cash equivalents | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VOEs | Cash and cash equivalents | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VOEs | Limited partnerships
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,980.7	2,931.2	2,860.3
VOEs | Limited partnerships | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VOEs | Limited partnerships | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VOEs | Limited partnerships | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,980.7	2,931.2	2,860.3
VIEs | Cash and cash equivalents
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,000.9	360.6	98.3
VIEs | Cash and cash equivalents | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,000.9	360.6	98.3
VIEs | Cash and cash equivalents | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VIEs | Cash and cash equivalents | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VIEs | Corporate Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,043.1	3,559.3	2,162.9
VIEs | Corporate Loans | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VIEs | Corporate Loans | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,043.1	3,559.3	2,162.9
VIEs | Corporate Loans | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0	0
VIEs | Collateralized Debt Obligations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	4,448.1	3,829.4	2,057.1
VIEs | Collateralized Debt Obligations | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
VIEs | Collateralized Debt Obligations | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
VIEs | Collateralized Debt Obligations | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 4,448.1	$ 3,829.4	$ 2,057.1